UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3104

                       Centennial Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

            Date of fiscal year end:  June 30
                                      -------

            Date of reporting period: July 1, 2003 - June 30, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  JUNE 30, 2004
---------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 SHORT-TERM TAX-EXEMPT OBLIGATIONS--100.6%
---------------------------------------------------------------------------------------------------------------------------
 ALABAMA--2.0%
 AL HFA MH RB, Park Rocky Ridge Project, Series B, 1.21% 1                             $ 9,980,000       $    9,980,000
---------------------------------------------------------------------------------------------------------------------------
 Birmingham, AL Waterworks & Sewer Board RB, AAMC Series 2002-21,
 1.07%, 9/1/04 2,3                                                                      10,000,000           10,000,000
---------------------------------------------------------------------------------------------------------------------------
 Demopolis, AL IDV Board RB, Del Mesa Farms Project, 1.20% 1                             6,400,000            6,400,000
---------------------------------------------------------------------------------------------------------------------------
 Hoover, AL BOE Capital Outlay TANs, AAMC Series 2001-16, 1.12% 1,3                      4,950,000            4,950,000
---------------------------------------------------------------------------------------------------------------------------
 Sylacauga, AL IDV Board RB, Harrells Fertilizer, Inc., 1.20% 1                          3,400,000            3,400,000
                                                                                                         ------------------
                                                                                                             34,730,000

---------------------------------------------------------------------------------------------------------------------------
 ALASKA--0.9%
 North Slope Borough, AK GOB, Series B, 1.13% 1                                         13,400,000           13,400,000
---------------------------------------------------------------------------------------------------------------------------
 Valdez, AK Marine Term RRB, BP Pipelines, Inc. Project-A, 1.10% 1                       2,300,000            2,300,000
                                                                                                         ------------------
                                                                                                             15,700,000

---------------------------------------------------------------------------------------------------------------------------
 ARIZONA--1.6%
 Phoenix, AZ Civic Improvement Corp. Waste WS BANs, Series 2003,
 0.98%, 7/14/04                                                                          5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------------------------
 Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 1.12% 1            22,500,000           22,500,000
                                                                                                         ------------------
                                                                                                             27,500,000

---------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--9.3%
 Alameda/Contra Cost, CA School FAU COP, Capital Improvements
 Financing Project, Series G, 1.19% 1                                                      835,000              835,000
---------------------------------------------------------------------------------------------------------------------------
 Alameda/Contra Cost, CA School FAU COP, Capital Improvements
 Financing Project, Series H, 1.19% 1                                                    4,720,000            4,720,000
---------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-2, 1.07% 1                   1,900,000            1,900,000
---------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-7, 1.08% 1                  12,100,000           12,100,000
---------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-9, 1.08% 1                  12,600,000           12,600,000
---------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-10, 1.09% 1                 43,600,000           43,600,000
---------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-12, 1.06% 1                 12,000,000           12,000,000
---------------------------------------------------------------------------------------------------------------------------
 CA Department of Water Resources Power Supply RB, Series C-14, 1.08% 1                  1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 CA Infrastructure & ED Bank RRB, Independent System Operator Corp.
 Project-C, 1.04% 1                                                                      1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 Lake Elsinore, CA Recreation Authority RB, Public Facilities, Series 2000A,
 1.07% 1                                                                                13,535,000           13,535,000
---------------------------------------------------------------------------------------------------------------------------
 Los Angeles Cnty., CA Pension Obligation RRB, Series B, 1.04% 1                         8,050,000            8,050,000
---------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Community RA RB, Baldwin Hills Public Parking Facilities
 Project, Series 1984, 1.04% 1                                                          15,000,000           15,000,000
---------------------------------------------------------------------------------------------------------------------------
 Los Angeles, CA Community RA RB, Skyline at Southpark Apts.,
 Series 1985, 1.07% 1                                                                    1,900,000            1,900,000
---------------------------------------------------------------------------------------------------------------------------
 Oakland/Alameda Cntys., CA Coliseum Authority RB, Coliseum Project,
 Series C-2, 1.03% 1                                                                    14,000,000           14,000,000

                                    5  | CENTENNIAL TAX EXEMPT TRUST




STATEMENT OF INVESTMENTS  CONTINUED
---------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 Orange Cnty., CA Apt. Development RB, Niguel Summit 2, Series B, 1.02% 1              $   590,000       $      590,000
---------------------------------------------------------------------------------------------------------------------------
 Orange Cnty., CA HAU MH RB, Lantern Pines Project-CC, 1.05% 1                             300,000              300,000
---------------------------------------------------------------------------------------------------------------------------
 Sacramento Cnty., CA COP, Administration Center & Court House
 Project, 1.06% 1                                                                       11,250,000           11,250,000
---------------------------------------------------------------------------------------------------------------------------
 San Bernardino Cnty., CA MH HAU RRB, Somerset Apts.-A, 1.07% 1                          1,500,000            1,500,000
---------------------------------------------------------------------------------------------------------------------------
 Santa Clara Cnty., CA El Camino Hospital FAU RB, 1.08% 1                                1,338,000            1,338,000
---------------------------------------------------------------------------------------------------------------------------
 Santa Clara Cnty., CA El Camino Hospital FAU RB, 1.08% 1                                  600,000              600,000
---------------------------------------------------------------------------------------------------------------------------
 Santa Clara, CA Transportation District RRB, Series 1985 A, 1.04% 1                     8,235,000            8,235,000
                                                                                                         ------------------
                                                                                                            166,053,000

---------------------------------------------------------------------------------------------------------------------------
 COLORADO--2.4%
 Arapahoe Cnty., CO MH Senior RB, Centennial East Apt. Project,
 2000 Series A-1, Revenue Bond Certificates Trust, Series 2004-13, 1.38% 1,3             3,115,000            3,115,000
---------------------------------------------------------------------------------------------------------------------------
 Arapahoe Cnty., CO Water & Wastewater Authority RRB, Series A, 1.11% 1                  2,500,000            2,500,000
---------------------------------------------------------------------------------------------------------------------------
 Castle Rock, CO MH RB, Castlegate Apt. Project, Revenue Bond
 Certificates Trust, Series 2004-1, 1.38% 1,3                                           11,896,000           11,896,000
---------------------------------------------------------------------------------------------------------------------------
 Central Platte Valley & Denver Cnty., CO Metro District GOB,
 Series B, 1.30%, 12/1/04 2                                                              3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------------------------
 CO Educational & Cultural FA Public Radio RB, Community
 Wireless Park City, 1.10% 1                                                               790,000              790,000
---------------------------------------------------------------------------------------------------------------------------
 Denver, CO Cty. & Cnty. Excise Tax RB, Colorado Convention
 Center Project, 1.08% 1                                                                 1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 Denver, CO Cty. & Cnty. REF COP, Wellington E. Webb Building,
 Series 2003C, 1.05% 1                                                                   3,550,000            3,550,000
---------------------------------------------------------------------------------------------------------------------------
 E-470 Public Highway, CO RRB, Vehicle Registration Fee, 1.05% 1                         2,100,000            2,100,000
---------------------------------------------------------------------------------------------------------------------------
 Stapleton Business Center Metro District, CO RB, 1.18% 1                                7,550,000            7,550,000
---------------------------------------------------------------------------------------------------------------------------
 Superior Metro District No. 1, CO WSS BANs, 1.18% 1                                     2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------------------------
 Superior/McCaslin Interchange Metro District, CO GOB, Series 2004,
 1.10%, 11/15/04 2                                                                       2,075,000            2,075,000
---------------------------------------------------------------------------------------------------------------------------
 Willow Trace Metro District, CO GOLB, Series A, 1.30%, 12/1/04 2                        2,295,000            2,295,000
                                                                                                         ------------------
                                                                                                             41,871,000

---------------------------------------------------------------------------------------------------------------------------
 CONNECTICUT--2.0%
 CT SPTX Obligations RRB, Transportation Infrastructure-1, 1.06% 1                      33,830,000           33,830,000
---------------------------------------------------------------------------------------------------------------------------
 CT SPTX Obligations RRB, Transportation Infrastructure-2, 1.06% 1                       1,410,000            1,410,000
                                                                                                         ------------------
                                                                                                             35,240,000

---------------------------------------------------------------------------------------------------------------------------
 FLORIDA--7.7%
 Broward Cnty., FL Airport Facilities RB, Learjet, Inc. Project-2000, 1.20% 1            2,450,000            2,450,000
---------------------------------------------------------------------------------------------------------------------------
 Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 1.18% 1                 2,805,000            2,805,000
---------------------------------------------------------------------------------------------------------------------------
 Dade Cnty., FL WSS RB, ETET Series 96C0908, Cl. A, 1.14% 1,3                            9,900,000            9,900,000
---------------------------------------------------------------------------------------------------------------------------
 FL Gulf Coast University Financing Corp./Capital Improvement RB,
 Series 2003, 1.08% 1                                                                   46,000,000           46,000,000

                                    6  | CENTENNIAL TAX EXEMPT TRUST



                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 FLORIDA Continued
 FL TUAU RB, Series A, ETET Series 96C0910, Cl. A, 1.14% 1,3                           $14,850,000       $   14,850,000
---------------------------------------------------------------------------------------------------------------------------
 Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
 ETET Series 96C0911, Cl. A, 1.14% 1,3                                                  17,795,000           17,795,000
---------------------------------------------------------------------------------------------------------------------------
 Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
 ETET Series 97C0901, Cl. A, 1.14% 1,3                                                  17,795,000           17,795,000
---------------------------------------------------------------------------------------------------------------------------
 Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26, 1.12% 1,3                       9,990,000            9,990,000
---------------------------------------------------------------------------------------------------------------------------
 Polk Cnty., FL School Board Master Lease Program COP, Series 2003A, 1.05% 1            15,200,000           15,200,000
                                                                                                         ------------------
                                                                                                            136,785,000

---------------------------------------------------------------------------------------------------------------------------
 GEORGIA--5.9%
 Atlanta, GA TXAL Bonds, Westside Project, 1.09% 1                                      14,995,000           14,995,000
---------------------------------------------------------------------------------------------------------------------------
 Burke Cnty., GA PC RB, Series 98-B, 1.12%, 8/16/04                                     25,000,000           25,000,000
---------------------------------------------------------------------------------------------------------------------------
 Cherokee Cnty., GA WSS RRB, MERLOTS Series 2003 A14, 1.12% 1,3                          7,035,000            7,035,000
---------------------------------------------------------------------------------------------------------------------------
 Cobb Cnty., GA DAU RB, Kennesaw St. University Foundation-Parking
 Facilities, 1.09% 1                                                                    11,150,000           11,150,000
---------------------------------------------------------------------------------------------------------------------------
 Dahlonega, GA Downtown DAU Student Housing RB, 1.07% 1                                  2,100,000            2,100,000
---------------------------------------------------------------------------------------------------------------------------
 East Point, GA HAU RB, Village Highlands Apts. Project, Series 2004, 1.13% 1            4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------------------------
 Fulton, GA DAU RB, Woodard Academy, Inc. Project, 1.05% 1                              10,200,000           10,200,000
---------------------------------------------------------------------------------------------------------------------------
 GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 1.14% 1,3                            11,880,000           11,880,000
---------------------------------------------------------------------------------------------------------------------------
 GA GOB, Series E, 6%, 7/1/04                                                              180,000              180,000
---------------------------------------------------------------------------------------------------------------------------
 Gainsville, GA RA EDLFA RRB, Riverside Military Project, 1.09% 1                        6,250,000            6,250,000
---------------------------------------------------------------------------------------------------------------------------
 Kennesaw, GA DAU MH RB, Walton Ridenour Apts., 1.13% 1                                  6,000,000            6,000,000
---------------------------------------------------------------------------------------------------------------------------
 Valdosta/Lowndes Cntys., GA HA RB, South Georgia Medical
 Center Project, Series 1998, 1.08% 1                                                    6,200,000            6,200,000
                                                                                                         ------------------
                                                                                                            104,990,000

---------------------------------------------------------------------------------------------------------------------------
 IDAHO--1.2%
 Custer Cnty., ID PC RB, Amoco Standard Oil of Indiana, 0.90%, 10/1/04 2                20,375,000           20,375,000
---------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--15.6%
 Chicago, IL BOE GOUN, AAMC Series 2002-4, 1.12% 1,3                                     9,225,000            9,225,000
---------------------------------------------------------------------------------------------------------------------------
 Chicago, IL General Obligation Nts., Series 2004, 1.05%, 1/13/05 2                      5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------------------------
 Chicago, IL GOB, AAMC Series 2001-34, 1.12% 1,3                                        10,975,000           10,975,000
---------------------------------------------------------------------------------------------------------------------------
 Chicago, IL GOUN, AAMC Series 1998-3, 1.12% 1,3                                         8,735,000            8,735,000
---------------------------------------------------------------------------------------------------------------------------
 Chicago, IL RB, Lakefront Millennium Parking Facility, ETET Series 981303,
 Cl. A, 1.14% 1,3                                                                       22,495,000           22,495,000
---------------------------------------------------------------------------------------------------------------------------
 Crestwood, IL HEAU RB, Trinity Christian College, Series 2003, 1.08% 1                  7,480,000            7,480,000
---------------------------------------------------------------------------------------------------------------------------
 Crestwood, IL RB, Trinity Christian College, Series 2003, 1.13% 1                       7,185,000            7,185,000
---------------------------------------------------------------------------------------------------------------------------
 IL Development FAU IDV RB, Knead Dough Baking Co. Project, Series A, 1.28% 1            3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL Development FAU RB, Jewish Federation of Chicago, Series 1999, 1.05% 1               1,270,000            1,270,000
---------------------------------------------------------------------------------------------------------------------------
 IL Development FAU SWD RB, Waste Management, Inc. Project, 1.15% 1                      9,000,000            9,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL EDLFA RN, Pooled Financing Program, Series 95, 1.10%, 8/12/04                       32,000,000           32,000,000

                                    7  | CENTENNIAL TAX EXEMPT TRUST



STATEMENT OF INVESTMENTS  CONTINUED
---------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 ILLINOIS Continued
 IL EDLFA RN, Pooled Financing Program, Series 95, 1.12%, 8/11/04                      $15,000,000       $   15,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL EDLFA RN, Pooled Financing Program, Series 95, 1.12%, 8/16/04                       12,000,000           12,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL EDLFA RN, Pooled Financing Program, Series 95, 1.12%, 8/18/04                       11,840,000           11,840,000
---------------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1985-B, 1.20%, 11/15/04                     5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1992, 1.03%, 11/30/04                      17,000,000           17,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Hospital Corp., Series 1996, 1.40%, 11/12/04                       5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Evanston Northwestern Corp., Series 1998, 1.03%, 11/1/04 2                 50,000,000           50,000,000
---------------------------------------------------------------------------------------------------------------------------
 IL HFAU RB, Swedish Covenant Hospital Project, 1.04% 1                                 10,950,000           10,950,000
---------------------------------------------------------------------------------------------------------------------------
 IL RTA RB, MERLOTS Series 2003 B15, 1.12% 1,3                                          12,960,000           12,960,000
---------------------------------------------------------------------------------------------------------------------------
 Lombard, IL RB, Elmhurst Healthcare Project, Series 2004, 1.08% 1                       6,482,000            6,482,000
---------------------------------------------------------------------------------------------------------------------------
 Macon Cnty., IL RB, Millikin University, Series 1999, 1.05% 1                           4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------------------------
 Mundelein, IL IDV RRB, Town Line Road, Series 1992, 1.05% 1                             3,600,000            3,600,000
---------------------------------------------------------------------------------------------------------------------------
 Oak Forest, IL RB, Homewood Pool, 1.08% 1                                               4,500,000            4,500,000
---------------------------------------------------------------------------------------------------------------------------
 West Frankfort, IL IDV RRB, Kroger Co., 1.18% 1                                           800,000              800,000
---------------------------------------------------------------------------------------------------------------------------
 Will Cnty., IL Industrial Facilities RB, Amoco Chemical Co. Project,
 Series 2001, 1.13% 1                                                                    2,000,000            2,000,000
                                                                                                         ------------------
                                                                                                            277,997,000

---------------------------------------------------------------------------------------------------------------------------
 INDIANA--2.9%
 Goshen, IN ED RB, Goshen College Project, Series 2004, 1.10% 1                          3,280,000            3,280,000
---------------------------------------------------------------------------------------------------------------------------
 IN Development HFA Education Facilities RB, Indianapolis
 Museum of Art, Series 2004, 1.05% 1                                                    12,000,000           12,000,000
---------------------------------------------------------------------------------------------------------------------------
 IN GOB, AAMC Series 2003-15, Single Asset Trust, 1.08%, 10/6/04 2,3                    14,200,000           14,200,000
---------------------------------------------------------------------------------------------------------------------------
 IN MPA PPS RB, ETET Series 981401, Cl. A, 1.14% 1,3                                    13,600,000           13,600,000
---------------------------------------------------------------------------------------------------------------------------
 Kokomo, IN ED RB, Village Community Partner IV Project, 1.15% 1                         2,640,000            2,640,000
---------------------------------------------------------------------------------------------------------------------------
 Lawrence/Fort Harrison, IN Reuse Authority Tax Increment RB,
 Harrison Military Base, 1.11% 1                                                         2,725,000            2,725,000
---------------------------------------------------------------------------------------------------------------------------
 Whiting, IN EFC RB, BP Products of North America, 1.13% 1                               3,600,000            3,600,000
                                                                                                         ------------------
                                                                                                             52,045,000

---------------------------------------------------------------------------------------------------------------------------
 KENTUCKY--1.4%
 Jackson/Clay/Magoffin Cntys., KY SFM RB, Series A, 1.27% 1                             25,000,000           25,000,000
---------------------------------------------------------------------------------------------------------------------------
 LOUISIANA--3.9%
 LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 1.12% 1,3                                15,000,000           15,000,000
---------------------------------------------------------------------------------------------------------------------------
 LA PFFAU RB, Pennington Medical Foundation Project, 1.05% 1                             9,950,000            9,950,000
---------------------------------------------------------------------------------------------------------------------------
 LA University & Mechanic College Auxillary RB, Series 2000, 1.06% 1                     5,840,000            5,840,000
---------------------------------------------------------------------------------------------------------------------------
 New Orleans, LA IDV Board MH RB, Orleans LLC Project, Series 3700, 1.30% 1             29,000,000           29,000,000
---------------------------------------------------------------------------------------------------------------------------
 St. James Parish, LA PC RRB, Texaco Project, Series A, 1.12%, 7/13/04 2                10,000,000           10,000,000
                                                                                                         ------------------
                                                                                                             69,790,000


                                    8  | CENTENNIAL TAX EXEMPT TRUST



                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 MARYLAND--1.8%
 MD Health & HEFAU RB, Johns Hopkins University, Series B, 1.12%, 8/19/04              $17,732,000       $   17,732,000
---------------------------------------------------------------------------------------------------------------------------
 MD Health & HEFAU RB, Maryland Medical System, Series 2004A,
 1.12%, 8/18/04                                                                          1,500,000            1,500,000
---------------------------------------------------------------------------------------------------------------------------
 MD Health & HEFAU RRB, University of Maryland Medical System-A, 1.08% 1                 4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------------------------
 Montgomery Cnty., MD Consolidated BANs, Series 2002, 0.97%, 8/11/04                     8,000,000            8,000,000
                                                                                                         ------------------
                                                                                                             31,232,000

---------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--0.9%
 MA Route 3 Transportation Improvement Assn. Lease RB, Series 2002B, 1.05% 1             8,400,000            8,400,000
---------------------------------------------------------------------------------------------------------------------------
 MA Water Resources Authority RB, Series A, 1.05% 1                                      6,990,000            6,990,000
                                                                                                         ------------------
                                                                                                             15,390,000

---------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--4.2%
 MI GANs, 1.04% 1                                                                        6,850,000            6,850,000
---------------------------------------------------------------------------------------------------------------------------
 MI GANs, 1.07% 1                                                                        6,000,000            6,000,000
---------------------------------------------------------------------------------------------------------------------------
 MI GANs, 1.07% 1                                                                        1,500,000            1,500,000
---------------------------------------------------------------------------------------------------------------------------
 MI GANs, 1.07% 1                                                                        2,400,000            2,400,000
---------------------------------------------------------------------------------------------------------------------------
 MI GANs, Series B, 1.07% 1                                                             32,300,000           32,300,000
---------------------------------------------------------------------------------------------------------------------------
 MI GOB, 2%, 9/30/04                                                                    15,450,000           15,488,805
---------------------------------------------------------------------------------------------------------------------------
 MI Job DAU RB, East Lansing Residence Associates Project, 1.03% 1                       1,900,000            1,900,000
---------------------------------------------------------------------------------------------------------------------------
 St. Clair Cnty., MI ED RRB, MSTFC Series 2000-282X, 1.10%, 8/5/04 2,3                   8,000,000            8,000,000
                                                                                                         ------------------
                                                                                                             74,438,805

---------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--1.0%
 MN GOB, 4.75%, 8/1/04                                                                     250,000              250,785
---------------------------------------------------------------------------------------------------------------------------
 MN GOB, ETET Series 20002301, Cl. A, 1.14% 1,3                                         16,010,000           16,010,000
---------------------------------------------------------------------------------------------------------------------------
 North Suburban Hospital District, MN RB, Anoka/
 Ramsey Cntys. Hospital Health Center, 1% 1                                              2,200,000            2,200,000
                                                                                                         ------------------
                                                                                                             18,460,785

---------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.5%
 Jackson Cnty., MS WS RB, 0.95%, 8/2/04 2                                                8,440,000            8,440,000
---------------------------------------------------------------------------------------------------------------------------
 MISSOURI--0.8%
 Boatmens St. Louis, MO Grantor Trust RB, Series 1996A, 1.20% 1,3                       13,475,000           13,475,000
---------------------------------------------------------------------------------------------------------------------------
 MO Development Finance Board of Education Facilities RB,
 Southeast Missouri St. University, Series 2003B, 1.05% 1                                1,210,000            1,210,000
                                                                                                         ------------------
                                                                                                             14,685,000

---------------------------------------------------------------------------------------------------------------------------
 NEVADA--2.0%
 Clark Cnty., NV IDV RB, Nevada Cogeneration Assn. No. 2, 1.14% 1                        4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------------------------
 NV GOLB, SGMSTR Series 1997 SG114, 1.12% 1,3                                           15,000,000           15,000,000
---------------------------------------------------------------------------------------------------------------------------
 Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset Trust, 1.12% 1,3              16,090,000           16,090,000
                                                                                                         ------------------
                                                                                                             35,090,000


                                    9  | CENTENNIAL TAX EXEMPT TRUST



STATEMENT OF INVESTMENTS  CONTINUED
---------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY--0.1%
 NJ Sports & Exposition Authority Contract Bonds, 2002 Series B-1, 1.03% 1             $ 2,000,000       $    2,000,000
---------------------------------------------------------------------------------------------------------------------------
 NEW YORK--2.1%
 NYC GOUN, Subseries J3, 1.03% 1                                                         5,200,000            5,200,000
---------------------------------------------------------------------------------------------------------------------------
 NYC HDC MH RB, Monterey Project, Series A, 1% 1                                         2,750,000            2,750,000
---------------------------------------------------------------------------------------------------------------------------
 NYC IDA Civic Facility RB, Casa Project, 1.09% 1                                        1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 NYC MTAU BANs, Series CP-1A, 0.95%, 7/7/04                                              3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------------------------
 NYC MTAU RB, Series D-2, 1.06% 1                                                        2,930,000            2,930,000
---------------------------------------------------------------------------------------------------------------------------
 NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 1.11% 1,3                             2,000,000            2,000,000
---------------------------------------------------------------------------------------------------------------------------
 NYS DA RRB, Municipal Securities Trust Receipts-CMC1B, 1.08% 1,3                          800,000              800,000
---------------------------------------------------------------------------------------------------------------------------
 NYS HFA RB, Historic Front Street Housing, Series 2003A, 1.05% 1                        3,550,000            3,550,000
---------------------------------------------------------------------------------------------------------------------------
 NYS MTAU BANs, Series CP-1A, 0.97%, 8/4/04                                             15,400,000           15,400,000
---------------------------------------------------------------------------------------------------------------------------
 NYS UDC RB, SGMSTR, Series 2003 SG163, 1.10% 1,3                                          900,000              900,000
                                                                                                         ------------------
                                                                                                             37,530,000

---------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--0.9%
 Fayetteville, NC Public Works Commission RRB, Series 20003B, 1.07% 1                    5,135,000            5,135,000
---------------------------------------------------------------------------------------------------------------------------
 NC Med Care Community Hospital RB, Northeast Medical Center
 Project, Series B, 1.05% 1                                                             11,100,000           11,100,000
                                                                                                         ------------------
                                                                                                             16,235,000

---------------------------------------------------------------------------------------------------------------------------
 OHIO--4.2%
 Columbus, OH Regional AA Capital Funding RB, Municipal Pooled
 Financing Program, 1.10% 1                                                              6,660,000            6,660,000
---------------------------------------------------------------------------------------------------------------------------
 Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 1.55%, 12/15/04 2                    2,475,000            2,475,000
---------------------------------------------------------------------------------------------------------------------------
 Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes Project,
 Series A, 1.11% 1                                                                      11,000,000           11,000,000
---------------------------------------------------------------------------------------------------------------------------
 Hamilton Cnty., OH Hospital Facilities RB, Children's Hospital &
 Medical Center, Series 2000, 1.08% 1                                                    1,500,000            1,500,000
---------------------------------------------------------------------------------------------------------------------------
 Hamilton Cnty., OH Hospital Facilities RB, Children's Hospital &
 Medical Center, Series 2002-I, 1.08% 1                                                  5,800,000            5,800,000
---------------------------------------------------------------------------------------------------------------------------
 Hamilton Cnty., OH Hospital Facilities RB, Elizabeth Gamble Deaconess
 Home, Series 2002, 1.04% 1                                                              7,800,000            7,800,000
---------------------------------------------------------------------------------------------------------------------------
 Hamilton Cnty., OH Hospital Facilities RB, Elizabeth Gamble Deaconess
 Home, Series 2002, 1.08% 1                                                                600,000              600,000
---------------------------------------------------------------------------------------------------------------------------
 Hamilton Cnty., OH Parking System RB, Series 2001, 1.08% 1                              7,960,000            7,960,000
---------------------------------------------------------------------------------------------------------------------------
 Madeira, OH ED RRB, Kroger Co., 1.18% 1                                                 2,050,000            2,050,000
---------------------------------------------------------------------------------------------------------------------------
 OH Air Quality DAU RB, Ohio Edison Project, Series A, 1.04% 1                           3,500,000            3,500,000
---------------------------------------------------------------------------------------------------------------------------
 OH Water DAU RRB, 1.09% 1                                                              18,585,000           18,585,000
---------------------------------------------------------------------------------------------------------------------------
 Scioto Cnty., OH HCF RB, Hill View Retirement Center, 1.55% 1                           3,565,000            3,565,000
---------------------------------------------------------------------------------------------------------------------------
 Stark Cnty., OH IDV RRB, Kroger Co., 1.18% 1                                            3,100,000            3,100,000
                                                                                                         ------------------
                                                                                                             74,595,000


                                   10  | CENTENNIAL TAX EXEMPT TRUST



                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--2.1%
 Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B, 1.19% 1        $   690,000       $      690,000
---------------------------------------------------------------------------------------------------------------------------
 Harrisburg, PA School RB, SDI of Harrisburg, Series 2003, 1.08% 1                      24,675,000           24,675,000
---------------------------------------------------------------------------------------------------------------------------
 Lehigh Cnty., PA IDAU RB, Allentown Airport, 1.16% 1                                      410,000              410,000
---------------------------------------------------------------------------------------------------------------------------
 PA Public School Buildings RB, MERLOTS Series 2003 A42, 1.12% 1,3                       3,795,000            3,795,000
---------------------------------------------------------------------------------------------------------------------------
 Philadelphia, PA IDAU RB, Friends of Mast School, Inc. Project, 1.14% 1                   975,000              975,000
---------------------------------------------------------------------------------------------------------------------------
 Philadelphia, PA IDV RB, Girard Estate Aramark Tower Acquisition
 Project, 1.08% 1                                                                        7,600,000            7,600,000
                                                                                                         ------------------
                                                                                                             38,145,000

---------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--1.7%
 Myrtle Beach, SC Hospitality Fee RRB, Series A, AAMC Series 2004-27,
 1.33%, 10/20/04 2,3                                                                     5,000,000            5,000,000
---------------------------------------------------------------------------------------------------------------------------
 SC Assn. of Governmental Organizations Nts., 2.75%, 4/15/05                            10,000,000           10,095,000
---------------------------------------------------------------------------------------------------------------------------
 SC Jobs EDAU RB, WUREF Development LLC Project, Series A, 1.09% 1                       7,700,000            7,700,000
---------------------------------------------------------------------------------------------------------------------------
 SC POAU GOB, AAMC Series 1998-7, 1.16% 1,3                                              7,325,000            7,325,000
                                                                                                         ------------------
                                                                                                             30,120,000

---------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.8%
 Chattanooga, TN Health, Education & Housing RB, Tuff/
 Chattanooga Housing Project, 1.09% 1                                                    1,655,000            1,655,000
---------------------------------------------------------------------------------------------------------------------------
 Chattanooga, TN IDV Board RB, Tennessee Aquarium Project,
 Series 2004, 1.08% 1                                                                    4,000,000            4,000,000
---------------------------------------------------------------------------------------------------------------------------
 Memphis/Shelby, TN IDV Board RB, YMCA Project, Series 2002, 1.08% 1                     8,430,000            8,430,000
                                                                                                         ------------------
                                                                                                             14,085,000

---------------------------------------------------------------------------------------------------------------------------
 TEXAS--11.0%
 Hockley Cnty., TX IDV Corp. PC RB, Amoco Project, 1.15%, 11/1/04 2                     13,940,000           13,940,000
---------------------------------------------------------------------------------------------------------------------------
 Houston, TX General Obligation Nts., Series B, 1.12%, 8/11/04                           3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------------------------
 Houston, TX Hotel Occupancy Tax and Parking RB, Sub. Lien, Series A,
 1.12%, 9/13/04                                                                         20,500,000           20,500,000
---------------------------------------------------------------------------------------------------------------------------
 Houston, TX WSS RB, SGMSTR Series 1997 SG120, 1.12% 1,3                                32,600,000           32,600,000
---------------------------------------------------------------------------------------------------------------------------
 Keller, TX ISD GOUN, AAMC Series 2001-26, 1.12% 1,3                                     3,000,000            3,000,000
---------------------------------------------------------------------------------------------------------------------------
 Mansfield, TX ISD School Building Bond, Series 2003, 1.08% 1                           10,000,000           10,000,000
---------------------------------------------------------------------------------------------------------------------------
 Mansfield, TX ISD School Building Bond, Series 2003, 1.12% 1,3                         14,595,000           14,595,000
---------------------------------------------------------------------------------------------------------------------------
 Port of Port Arthur, TX Navigation PC RRB, Texaco, Inc. Project,
 Series 1994, 1.10% 1                                                                    6,700,000            6,700,000
---------------------------------------------------------------------------------------------------------------------------
 San Marcos, TX IDV Corp. RB, Butler Manufacturing Co. Project, 1.28% 1                  6,250,000            6,250,000
---------------------------------------------------------------------------------------------------------------------------
 TX TANs & RANs, Series 2003, 2%, 8/31/04                                               74,000,000           74,111,721
---------------------------------------------------------------------------------------------------------------------------
 TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70, 1.12% 1,3                    11,000,000           11,000,000
                                                                                                         ------------------
                                                                                                            195,696,721


                                   11  | CENTENNIAL TAX EXEMPT TRUST



STATEMENT OF INVESTMENTS  CONTINUED
---------------------------------------------------------------------------------------------------------------------------

                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 UTAH--1.3%
 Eagle Mountain, UT Gas & Electric RRB, 1.07% 1                                        $ 9,500,000       $    9,500,000
---------------------------------------------------------------------------------------------------------------------------
 Salt Lake City, UT PC RRB, Amoco Project, 0.95%, 10/1/04 2                              4,715,000            4,715,000
---------------------------------------------------------------------------------------------------------------------------
 Salt Lake Cnty., UT HAU MH RB, Crossroads Apts. Project, 1.10% 1                        4,435,000            4,435,000
---------------------------------------------------------------------------------------------------------------------------
 Salt Lake Cnty., UT TANs & RANs, 2.50%, 12/30/04                                        4,650,000            4,676,366
                                                                                                         ------------------
                                                                                                             23,326,366

---------------------------------------------------------------------------------------------------------------------------
 WASHINGTON--4.6%
 Energy Northwest, WA Electric RRB, Project No. 3, Series A, 5%, 7/1/04                  1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 Energy Northwest, WA Electric RRB, Project No. 3, Series E, 1.04% 1                     3,200,000            3,200,000
---------------------------------------------------------------------------------------------------------------------------
 Everett, WA Public Facilities District RANs & TANs, 1%, 10/27/04                       12,500,000           12,500,000
---------------------------------------------------------------------------------------------------------------------------
 Everett, WA Public Facilities District RANs, Series A, 1%, 10/27/04                    24,460,000           24,460,000
---------------------------------------------------------------------------------------------------------------------------
 King Cnty., WA GOLB, AAMC Series 2001-1, 1.12% 1,3                                     12,770,000           12,770,000
---------------------------------------------------------------------------------------------------------------------------
 King Cnty., WA Sewer RB, Jr. Lien, Series B, 1.06% 1                                    5,215,000            5,215,000
---------------------------------------------------------------------------------------------------------------------------
 Snohomish Cnty., WA Public Utility District BANs, Generation System,
 Series A, 1.07% 1                                                                       2,100,000            2,100,000
---------------------------------------------------------------------------------------------------------------------------
 Snohomish Cnty., WA Public Utility District BANs, Generation System,
 Series A, 1.07% 1                                                                       9,500,000            9,500,000
---------------------------------------------------------------------------------------------------------------------------
 WA Housing Finance Commission Nonprofit RRB, Judson Park Project,
 Series A, 1.10% 1                                                                      10,200,000           10,200,000
---------------------------------------------------------------------------------------------------------------------------
 WA PPSS RRB, Nuclear Project No. 3, Series 3A-3, 1.07% 1                                1,380,000            1,380,000
                                                                                                         ------------------
                                                                                                             82,325,000

---------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA--0.4%
 Marmet, WV CD RRB, Kroger Co., 1.18% 1                                                  3,100,000            3,100,000
---------------------------------------------------------------------------------------------------------------------------
 Monogalia Cnty., WV Community Hospital Building RB, Monogalia
 General Hospital, Series 2002A, 1.10% 1                                                 4,300,000            4,300,000
                                                                                                         ------------------
                                                                                                              7,400,000

---------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--1.6%
 West Allis, WI RB, State Fair Park Exposition Center, 1.13% 1                           3,555,000            3,555,000
---------------------------------------------------------------------------------------------------------------------------
 WI Education & HFAU RB, Divine Savior Healthcare, Series 2002B, 1.07% 1                   400,000              400,000
---------------------------------------------------------------------------------------------------------------------------
 WI Education & HFAU RB, Southwest Health Center, Inc., 1.07% 1                          6,340,000            6,340,000
---------------------------------------------------------------------------------------------------------------------------
 WI Education & HFAU RB, Wheaton Franciscan Services-B, 1.08% 1                         17,750,000           17,750,000
                                                                                                         ------------------
                                                                                                             28,045,000

---------------------------------------------------------------------------------------------------------------------------
 WYOMING--0.5%
 Lincoln Cnty., WY PC RRB, Amoco Oil Co. of Indiana Project, 0.95%, 10/1/04 2            9,250,000            9,250,000
---------------------------------------------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA--0.6%
 District of Columbia GOB, Series 2000A, 1.06% 1                                        11,345,000           11,345,000
---------------------------------------------------------------------------------------------------------------------------
 OTHER TERRITORIES--0.7%
 Class B RB Certificates Trust, Series 2004-1, 1.43% 1                                   3,740,000            3,740,000
---------------------------------------------------------------------------------------------------------------------------
 USBI 2002 Trust Pass-Through Certificates, Series 2002-A, 1.55% 1,3                     9,278,000            9,278,000
                                                                                                         ------------------
                                                                                                             13,018,000


                                   12  | CENTENNIAL TAX EXEMPT TRUST



                                                                                         PRINCIPAL                VALUE
                                                                                            AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--0.0%
 PR CMWLTH HTAU RB, Putters Project-246, 1.09% 1,3                                     $   450,000       $      450,000

---------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,789,378,677)                                           100.6%       1,789,378,677
---------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (0.6)         (11,252,311)
                                                                                       ------------------------------------
 NET ASSETS                                                                                  100.0%      $1,778,126,366
                                                                                       ====================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:


AA       Airport Authority
AAMC     ABN AMRO Munitops Certificates
BANs     Bond Anticipation Nts.
BOE      Board of Education
CD       Commercial Development
CMWLTH   Commonwealth
COP      Certificates of Participation
DA       Dormitory Authority
DAU      Development Authority
ED       Economic Development
EDAU     Economic Development Authority
EDLFA    Educational Facilities Authority
EFC      Environmental Facilities Corp.
ETET     Eagle Tax-Exempt Trust
FA       Facilities Authority
FAU      Finance Authority
GANs     Grant Anticipation Nts.
GOB      General Obligation Bonds
GOLB     General Obligation Ltd. Bonds
GOUN     General Obligation Unlimited Nts.
HA       Hospital Authority
HAU      Housing Authority
HCF      Health Care Facilities
HDC      Housing Development Corp.
HEAU     Higher Education Authority
HEFAU    Higher Educational Facilities Authority
HFA      Housing Finance Agency/Authority
HFAU     Health Facilities Authority
HTAU     Highway & Transportation Authority
IDA      Industrial Development Agency
IDAU     Industrial Development Authority
IDV      Industrial Development
ISD      Independent School District
MERLOTS  Municipal Exempt Receipts Liquidity
         Option Tender
MH       Multifamily Housing
MPA      Municipal Power Agency
MSTFC    Morgan Stanley & Co., Inc. Trust Floater
         Certificates
MTAU     Metropolitan Transportation Authority
NYC      New York City
NYS      New York State
PC       Pollution Control
PFFAU    Public Facilities Finance Authority
POAU     Port Authority
PPS      Public Power System
PPSS     Public Power Supply System
RA       Redevelopment Agency/Authority
RANs     Revenue Anticipation Nts.
RB       Revenue Bonds
REF      Refunding
RN       Revenue Nts.
RRB      Revenue Refunding Bonds
RTA      Regional Transportation Authority/Agency
SDI      School District
SFM      Single Family Mtg.
SGMSTR   Societe Generale, NY Branch Municipal
         Security Trust Receipts
SPTX     Special Tax
SWD      Solid Waste Disposal
TANs     Tax Anticipation Nts.
TUAU     Turnpike Authority
TXAL     Tax Allocation
UDC      Urban Development Corp.
WS       Water System
WSS      Water & Sewer System
YMCA     Young Men's Christian Association


                                   13  | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.
2. Put obligation redeemable at full principal value on the date reported.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $398,484,000 or 22.41% of the Trust's net assets as of June 30, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                   14  | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 2004
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $1,789,378,677)--see accompanying statement of investments           $1,789,378,677
------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                  4,685,064
------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                              4,657,573
 Investments sold                                                                                      3,425,361
 Shares of beneficial interest sold                                                                    3,006,582
 Other                                                                                                    83,105
                                                                                                  ----------------
 Total assets                                                                                      1,805,236,362

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                14,771,366
 Shares of beneficial interest redeemed                                                               11,782,868
 Dividends                                                                                               275,923
 Distribution and service plan fees                                                                      136,098
 Shareholder communications                                                                               48,198
 Transfer and shareholder servicing agent fees                                                            43,318
 Trustees' compensation                                                                                    7,489
 Other                                                                                                    44,736
                                                                                                  ----------------
 Total liabilities                                                                                    27,109,996

------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                       $1,778,126,366
                                                                                                  ================

------------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                  $1,778,228,184
------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                           (101,818)
                                                                                                  ----------------
 NET ASSETS--applicable to 1,778,257,819 shares of beneficial interest outstanding                $1,778,126,366
                                                                                                  ================

------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                  $1.00


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                   15  | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Interest                                                         $18,838,298

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                    7,801,969
--------------------------------------------------------------------------------
 Service plan fees                                                  3,697,181
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                        544,922
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           50,685
--------------------------------------------------------------------------------
 Shareholder communications                                            49,584
--------------------------------------------------------------------------------
 Trustees' compensation                                                13,325
--------------------------------------------------------------------------------
 Other                                                                202,056
                                                                  --------------
 Total expenses                                                    12,359,722
 Less reduction to custodian expenses                                 (13,848)
                                                                  --------------
 Net expenses                                                      12,345,874

--------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              6,492,424

--------------------------------------------------------------------------------
 NET REALIZED LOSS ON INVESTMENTS                                     (79,810)

--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 6,412,614
                                                                  ==============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                   16  | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------


 YEAR ENDED JUNE 30,                                                     2004                 2003
-----------------------------------------------------------------------------------------------------
 OPERATIONS
-----------------------------------------------------------------------------------------------------
 Net investment income                                         $    6,492,424       $   12,882,236
-----------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                             (79,810)              32,171
                                                               --------------------------------------
 Net increase in net assets resulting from operations               6,412,614           12,914,407

-----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
 Dividends from net investment income                              (6,492,424)         (12,882,236)

-----------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions                                 (98,384,454)          53,057,495

-----------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------
 Total increase (decrease)                                        (98,464,264)          53,089,666
-----------------------------------------------------------------------------------------------------
 Beginning of period                                            1,876,590,630        1,823,500,964
                                                               --------------------------------------
 End of period                                                 $1,778,126,366       $1,876,590,630
                                                               ======================================




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                   17  | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------

 YEAR ENDED JUNE 30,                                2004       2003       2002       2001      2000
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain              -- 1      .01        .01        .03       .03
 Dividends and/or distributions to shareholders       -- 1     (.01)      (.01)      (.03)     (.03)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                                  ====================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                     0.35%      0.69%      1.17%      3.26%     3.01%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)          $1,778     $1,877     $1,824     $1,822    $1,692
------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                 $1,851     $1,882     $1,904     $1,779    $1,737
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                              0.35%      0.68%      1.16%      3.21%     2.94%
 Total expenses                                     0.67%      0.66%      0.69%      0.70%     0.72%
 Expenses after payments and waivers
 and reduction to custodian expenses                 N/A 4      N/A 4      N/A 4     0.69%      N/A 4


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                                   18  | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).
    The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

                 UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2,3
                 --------------------------------------------------------
                 $307,724                       $--              $101,818

 1. As of June 30, 2004, the Trust had $101,818 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2004, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              ----------------------
                              2008          $ 22,008
                              2012            79,810
                                            --------
                              Total         $101,818
                                            ========

 2. During the fiscal year ended June 30, 2004, the Trust did not utilize any capital loss carryforward.
 3. During the fiscal year ended June 30, 2003, the Trust utilized $32,171 of capital loss carryforward to offset capital gains realized in that fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.


                                   19  | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003 were as follows:

                                              YEAR ENDED      YEAR ENDED
                                           JUNE 30, 2004   JUNE 30, 2003
                 -------------------------------------------------------
                 Distributions paid from:
                 Exempt-interest dividends    $6,492,424     $12,882,236

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Trust.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                                   20  | CENTENNIAL TAX EXEMPT TRUST

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                     YEAR ENDED JUNE 30, 2004             YEAR ENDED JUNE 30, 2003
                                     SHARES            AMOUNT             SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------
 Sold                         5,127,413,724   $ 5,127,413,724      4,883,642,642   $ 4,883,642,642
 Dividends and/or
 distributions reinvested         6,338,791         6,338,791         12,855,713        12,855,713
 Redeemed                    (5,232,136,969)   (5,232,136,969)    (4,843,440,860)   (4,843,440,860)
                             ------------------------------------------------------------------------
 Net increase (decrease)        (98,384,454)  $   (98,384,454)        53,057,495   $    53,057,495
                             ========================================================================

--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
 ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2004, the Trust paid $547,773 to SSI for services to the Trust.

--------------------------------------------------------------------------------
 SERVICE PLAN (12B-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 PAYMENTS AND WAIVERS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates, however, the annual fee cannot be less than $0.
    SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                                   21  | CENTENNIAL TAX EXEMPT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT TRUST:
 We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.




 DELOITTE & TOUCHE LLP

 Denver, Colorado
 August 13, 2004


                                   22  | CENTENNIAL TAX EXEMPT TRUST

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Trust during calendar year 2004. Regulations of the U.S. Treasury Department require the Trust to report this information to the Internal Revenue Service.
    None of the dividends paid by the Trust during the year ended June 30, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Trust to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.




                                   23  | CENTENNIAL TAX EXEMPT TRUST

TRUSTEES AND OFFICERS  UNAUDITED
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
TRUST, LENGTH OF SERVICE, AGE      BY TRUSTEE; NUMBER OF PORTFOLIOS IN TRUST COMPLEX CURRENTLY OVERSEEN BY TRUSTEE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNA-
                                   TION, RETIREMENT, DEATH OR REMOVAL.


WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board              Mortgage Company (since 1991), Centennial State Mortgage Company (since
(since 2003) and Trustee           1994), The El Paso Mortgage Company (since 1993), Transland Financial Services,
(since 2000)                       Inc. (since 1997); Chairman of the following private companies: Great Frontier
Age: 67                            Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                   Broadway Ventures (since 1984); a director of the following public companies:
                                   Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                   and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                   Formerly a director of the following: Storage Technology Corporation (a publicly-
                                   held computer equipment company) (1991-February 2003), and International
                                   Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                                   (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 1990)               of private equity funds) (until February 2001); Chairman, President and Chief
Age: 73                            Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                   Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                                   Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                   (until March 1999); and a Director (until March 2000) of A.G. Edwards &
                                   Sons and A.G. Edwards Trust Company. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

GEORGE C. BOWEN,                   Formerly Assistant Secretary and a director (December 1991-April 1999) of
Trustee (since 1998)               Centennial Asset Management Corporation; President, Treasurer and a director
Age: 67                            (June 1989-April 1999) of Centennial Capital Corporation; Chief Executive Officer
                                   and a director of MultiSource Services, Inc. (March 1996-April 1999). Until April
                                   1999 Mr. Bowen held several positions in subsidiary or affiliated companies of the
                                   Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 A member of The Life Guard of Mount Vernon, George Washington's home (since
Trustee (since 2000)               June 2000). Formerly Director (March 2001-May 2002) of Genetic ID, Inc. and its
Age: 65                            subsidiaries (a privately held biotech company); a partner (July 1974-June 1999)
                                   with PricewaterhouseCoopers LLP (an accounting firm); and Chairman (July 1994-
                                   June 1998) of Price Waterhouse LLP Global Investment Management Industry
                                   Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director (since February 1998) of Rocky Mountain Elk Foundation (a not-for-
Trustee (since 1990)               profit foundation); a director (since 1997) of Putnam Lovell Finance (finance
Age: 62                            company); a director (since June 2002) of UNUMProvident (an insurance com-
                                   pany). Formerly a director (October 1999-October 2003) of P.R. Pharmaceuticals
                                   (a privately held company); Chairman and a director (until October 1996) and
                                   President and Chief Executive Officer (until October 1995) of the Manager;
                                   President, Chief Executive Officer and a director (until October 1995) of
                                   Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder
                                   Financial Services, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.


                                   24  | CENTENNIAL TAX EXEMPT TRUST





SAM FREEDMAN,                      Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 1996)               Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 63                            or affiliated companies of the Manager. Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey International Studies (an educational organization) (since
Trustee (since 2002)               February 2000); a director of The California Endowment (a philanthropic organi-
Age: 57                            zation) (since April 2002) and of Community Hospital of Monterey Peninsula
                                   (educational organization) (since February 2002); a director of America Funds
                                   Emerging Markets Growth Fund (since October 1991) (an investment company);
                                   an advisor to Credit Suisse First Boston's Sprout venture capital unit. Mrs.
                                   Hamilton also is a member of the investment committees of the Rockefeller
                                   Foundation and of the University of Michigan. Formerly, Trustee of MassMutual
                                   Institutional Funds (open-end investment company) (1996-May 2004); a director of MML Series Investment Fund (April 1989-May 2004) and MML Services
                                   (April 1987-May 2004) (investment companies); member of the investment committee (2000-2003) of Hartford Hospital; an advisor (2000-2003) to
                                   Unilever (Holland)'s pension fund; and President (February 1991-April 2000)
                                   of ARCO Investment Management Company. Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

ROBERT J. MALONE,                  Chairman, Chief Executive Officer and director of Steele Street State Bank (a
Trustee (since 2002)               commercial banking entity) (since August 2003), Colorado UpLIFT (a non-profit
Age: 59                            organization) (since 1986); a trustee (since 2000) of the Gallagher Family
                                   Foundation (non-profit organization). Formerly a director of Jones Knowledge,
                                   Inc. (a privately held company) (2001-July 2004), and U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004), Chairman of U.S. Bank-Colorado
                                   (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-
                                   April 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                   Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Institutional Funds (since 1996) and MML Series
Trustee (since 2002)               Investment Fund (since 1987) (both open-end investment companies) and the
Age: 62                            Springfield Library and Museum Association (since 1995) (museums) and the
                                   Community Music School of Springfield (music school) (since 1996); Trustee
                                   (since 1987), Chairman of the Board (since 2003) and Chairman of the invest-
                                   ment committee (since 1994) for the Worcester Polytech Institute (private university); and President and Treasurer (since January 1999) of the SIS Fund
                                   (a private not for profit charitable fund). Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 -
                                   2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly
                                   SIS Bank) (commercial bank); and Executive Vice President (January 1999-July
                                   1999) of Peoples Heritage Financial Group, Inc. (commercial bank). Oversees
                                   38 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. GRABISH IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
                                   80112-3924. MR. GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, RETIRE-
                                   MENT, DEATH OR REMOVAL.

RICHARD GRABISH,                   Senior Vice President, Assistant Director of Sales and Marketing (since March
Trustee (since 2001)               1997), and Manager of Private Client Services (since June 1985) for A.G. Edwards
Age: 55                            & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive
                                   Officer (since March 2001) of A.G. Edwards Trust Company; Director (since
                                   March 1988) of A.G. Edwards & Sons, Inc. Formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company. Oversees 6 portfolios in the
                                   OppenheimerFunds complex.


                                   25  | CENTENNIAL TAX EXEMPT TRUST



TRUSTEES AND OFFICERS  UNAUDITED / CONTINUED
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                        LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                                   UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)             (since September 2000) of the Manager; President and a director or trustee
and Trustee (since 2003)           of other Oppenheimer funds; President and a director (since July 2001) of
Age: 55                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                   Manager); a director (since November 2001) of OppenheimerFunds Distributor,
                                   Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                   Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                   of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                   Management Corporation, Trinity Investment Management Corporation and
                                   Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                   Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                   President (since November 1, 2001) and a director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President (since
                                   February 1997) of Massachusetts Mutual Life Insurance Company (the
                                   Manager's parent company); a director (since June 1995) of DLB Acquisition
                                   Corporation (a holding company that owns the shares of Babson Capital
                                   Management LLC); a member of the Investment Company Institute's Board of
                                   Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                   President and trustee (November 1999-November 2001) of MML Series
                                   Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance
                                   Company; President, Chief Executive Officer and director (September 1999-
                                   August 2000) of MML Bay State Life Insurance Company; a director (June
                                   1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-
                                   owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios as Trustee/
                                   Director and 10 portfolios as Officer in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. ZACK, TWO WORLD
                                   FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY 10281-1008, FOR MR.
                                   BONNELL, MR. WIXTED, AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-
                                   3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION,
                                   DEATH OR REMOVAL.

JOHN BONNELL,                      Vice President (since May 2004) of OppenheimerFunds, Inc.; an officer of
Vice President (since 2004)        2 other portfolios in the OppenheimerFunds complex; formerly a portfolio
Age: 39                            manager at Strong Financial Corp. (1999-2004).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of the Manager;
Treasurer (since 1999)             Treasurer of HarbourView Asset Management Corporation, Shareholder Financial
Age: 44                            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                   Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private Investments, Inc. (since March 2000), of OppenheimerFunds Inter-
                                   national Ltd. and OppenheimerFunds plc (since May 2000), of OFI Institutional
                                   Asset Management, Inc. (since November 2000), and of OppenheimerFunds
                                   Legacy Program (a Colorado non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust


                                   26  | CENTENNIAL TAX EXEMPT TRUST



BRIAN W. WIXTED,                   company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
Continued                          Oppenheimer Acquisition Corp. Formerly Assistant Treasurer of Centennial Asset
                                   Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                   Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                   (March 1995-March 1999) at Bankers Trust Company-Mutual Fund Services
                                   Division. An officer of 83 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary       February 2002) of the Manager; General Counsel and a director (since November
(since 2001)                       2001) of the Distributor; General Counsel (since November 2001) of Centennial
Age: 56                            Asset Management Corporation; Senior Vice President and General Counsel
                                   (since November 2001) of HarbourView Asset Management Corporation;
                                   Secretary and General Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since October 1997) of
                                   OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President
                                   and a director (since November 2001) of Oppenheimer Partnership Holdings,
                                   Inc.; a director (since November 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Senior Vice President, General Counsel and a director (since November 2001)
                                   of Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President (since November 2001)
                                   of OppenheimerFunds Legacy Program; Senior Vice President and General
                                   Counsel (since November 2001) of OFI Institutional Asset Management, Inc.; a
                                   director (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior
                                   Vice President (May 1985-December 2003), Acting General Counsel (November
                                   2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                   of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-
                                   November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                   2001); and OppenheimerFunds International Ltd. (October 1997-November
                                   2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer (since March 2004) of
Vice President (since 2004)        the Manager; Vice President (since June 1983) of OppenheimerFunds
Age: 53                            Distributor, Inc., Centennial Asset Management Corporation and Shareholder
                                   Services, Inc. Formerly (until February 2004) Vice President and Director of
                                   Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the
                                   OppenheimerFunds complex.



THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                                   27  | CENTENNIAL TAX EXEMPT TRUST

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $26,000 in fiscal 2004 and $25,000 in fiscal 2003.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $45,744 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $7,370 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2004 and $3,500 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $5,525 in fiscal 2004 and $56,614 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

 ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2004,
              registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

         (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)